Related party transactions - Product Agreements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 01, 2023	Nov. 09, 2023	Oct. 31, 2023	Sep. 28, 2023	Jul. 24, 2023	Feb. 03, 2023	Jul. 26, 2022	Jan. 17, 2022	Dec. 31, 2021	Dec. 28, 2021
PS5 Prototype | Total for all related parties | AECQ
Disclosure of transactions between related parties [line items]
Payables to related parties				$ 27,290					$ 25,783	$ 25,398
PS4 | Total for all related parties
Disclosure of transactions between related parties [line items]
Payables to related parties					$ 242,000
Payables to related parties, piece price					38,000
Payable to related party, investment outside of piece price					$ 200,000
PS4 | Total for all related parties | Geely
Disclosure of transactions between related parties [line items]
Payables to related parties											$ 60,948
Payablesto related parties, unique equipment and tooling amount											39,371
Payable to related parties, launch costs											$ 21,577
Related parties, volume purchase commitment								90.00%
Payables to related parties													$ 368,718
Proceeds from sale of property, plant, and equipment	$ 33	$ 1,779	$ 0
Related party transaction, licencse fee	$ 17,234					$ 14,011	$ 31,245
Total for all related parties | Volvo Cars | PS2 Model -1
Disclosure of transactions between related parties [line items]
Payables to related parties		$ 22,219	34,004									$ 67,429
Total for all related parties | Volvo Cars | PS2 Model - 2
Disclosure of transactions between related parties [line items]
Payables to related parties												$ 29,219
Total for all related parties | Volvo Cars | PS2 Model - 3
Disclosure of transactions between related parties [line items]
Payables to related parties			$ 31,090